FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Operative working capital - negative
Trade receivables				$ 18,956	$ 23,096
Other receivables (not considering financial NDF)				5,514	6,027
Inventories				3,722	4,373
Current liabilities (not considering financial debt)				(64,448)	(69,025)
Operative working capital - negative				(36,256)	(35,529)
Over revenues	12.00%	11.00%
Variations in operative working capital - negative
Variation in trade receivables	$ (4,140)
Variation in other receivables	(513)
Variation in inventories	(651)
Variation in current liabilities (not considering financial debt)	4,577
Variation in operative working capital	(727)
Net current financial asset (debt)
Cash and cash equivalents		$ 429	$ 220	18,527	34,827
Financial NDF				2	222
Investments				6,542	584
Current financial debt				(41,602)	(48,031)
Net Current financial (liability) asset				(16,531)	(12,398)
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	(16,300)
Variation in investments	5,958
Variation in Financial NDF	(220)
Variation in current financial debt	6,429
Variation in net Current financial (liability) asset	(4,133)
Negative operating working capital (current assets - current liabilities)				$ (52,787)	$ (47,927)
Variation in working capital	$ (4,860)
Liquidity rate	0.50	0.59
Variation in liquidity rate	(0.09)